Loans Held for Investment - Student Loan Portfolio by Program (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Private Education Loans	$ 6,563,342	$ 5,507,908
Unearned discounts	(10,096)	(9,311)
Allowance for loan losses	(61,763)	(65,218)
Unamortized origination costs, net	15,159	14,320
Total Private Education Loans, net	6,506,642	5,447,699
FFELP Loans	1,426,972	1,043,521
Unamortized acquisition costs, net	4,081	205
Allowance for loan losses	(6,318)	(3,971)
Total FFELP Loans, net	1,424,735	1,039,755
Loans held for investment, net	$ 7,931,377	$ 6,487,454